SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
11.	SHARE BASED COMPENSATION

On October 31, 2019, the Board and the Company’s shareholders approved the 2019 Share Incentive Plan (“2019 Plan”) which authorized the compensation committee or such other committee to grant share options to purchase 1,105,300 Class A ordinary shares to directors, service providers, advisors, employees and consultants of the Group. On July 5, 2021, the Board and the Compensation Committee of the Board approved the Amended and Restated 2019 Plan increasing the number of Class A ordinary shares subject to the 2019 Plan to 1,885,300 shares.. On April 14, 2022, the Company’s Board approved and adopted the  Restated 2022 Share Incentive Plan ( the “2022 Plan”) providing for the grant of options to purchase 2,800,000 Class A ordinary shares.. These options are to be granted to employees and professionals during 2022 and 2023 and will vest over four years. As of June 30, 2022, options to purchase 2,704,984 Class A ordinary shares remain available to be issued under the 2022 Plan.

During the year ended December 31, 2020, the Company issued options to purchase 650,000 Class A ordinary shares to employees, directors, officers and consultants of the Group under the 2019 Plan with exercise prices ranging from $3.78  to $12 per share and terms  of 10 years. These options vest over 0-4 years based on the related option agreements.

During the year ended December 31, 2021, the Company issued options to purchase 889,614 Class A ordinary shares to  employees, directors, officers and consultants of the Group under the 2019 Plan with exercise prices ranging from $0  to $7.56 per share and terms of 10 years. All these options vest over 0-4 years term based on the related option agreements.

11.	SHARE BASED COMPENSATION (CONTINUED)

During the six months ended June 30, 2022, the Company issued options to purchase 329,686 Class ordinary shares under the 2019 Plan and options to purchase 95,016 Class A ordinary shares under the 2022 Plan to  employees, directors, officers and consultants of the Group . The options have exercise prices ranging from $0 to $0.05 per share and terms of 10 years. All these options vest over 0-4 years term based on the related option agreements.

Employees

The options granted to employees are measured based on the grant date fair value of the equity instrument. They are accounted for as equity awards and contain only service vesting conditions. The following table summarized the Group’s employee share option activities:

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2021	1,060,600	3.65	4.91	7.07	637
Granted	145,016	2.07	2.84	—	—
Exercised	(138,016)	—	—	—	—
Share options outstanding at June 30, 2022	1,067,600	3.63	4.85	6.61	152
Vested and exercisable at June 30, 2022	725,100	2.31	5.54	5.35	145

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Class A ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Class A ordinary shares .

For the six months ended June 30, 2021 and 2022, the total fair value of the equity awards vested were RMB11,656  and RMB 2,962 (US$442) respectively. As of June 30, 2022, there was RMB3,700 (USD$552) in total unrecognized employee share-based compensation expense related to unvested options, that may be adjusted for actual forfeitures occurring in the future. Total unrecognized compensation cost may be recognized over a weighted-average period of 0.9 years.

11.	SHARE BASED COMPENSATION (CONTINUED)

Non-employees

The options granted to non-employees are accounted for as equity awards with service and/or performance vesting conditions. The following table summarized the Group’s nonemployee share option activity:

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2021	371,700	5.92	4.77	7.88	148
Granted	279,686	—	0.79	—	—
Exercised	(279,686)	—	—	—	—
Share options outstanding at June 30, 2022	371,700	5.92	4.77	7.38	35
Vested and exercisable at June 30, 2022	354,200	6.06	4.64	7.38	35

The aggregate intrinsic value in the table above represents the difference between the exercise price of the awards and the fair value of the underlying Class A ordinary shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Class A ordinary shares.

The total fair value of the equity awards vested during the six months ended June 30, 2021 and 2022 were RMB 4,241 and RMB 1,566 (US$234) respectively. As of June 30, 2022, there was RMB 7 (US$1.0) of total unrecognized nonemployee share-based compensation expenses, related to unvested share-based awards. Total unrecognized compensation cost may be recognized over a weighted-average period of 0.09 years.

Fair value of options

The Group used the Black-Scholes simplified method instead of binomial model for valuation of new options issued for the six months ended June 30, 2021 and 2022. The assumptions used to value the share options granted to employees and nonemployee were as follows:

	For the six months ended June 30,
	2021	2022
Risk-free interest rate	0.36%-0.85%	0.34%
Expected volatility range	86.3%-87.5%	100.2%
Fair market value per ordinary share as at grant dates	US$2.8-$5.6	US$0.29

11.	SHARE BASED COMPENSATION (CONTINUED)

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenues	153	—	—
Selling and marketing expenses	824	705	105
Research and development expenses	1,846	1,263	189
General and administrative expenses	13,074	2,560	382
Total share-based compensation expenses	15,897	4,528	676